Summary of Significant Accounting Policies (Distributions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Dividends Payable [Line Items]
Distributions, percent	100.00%	100.00%	100.00%
Distributions (in usd per share)	$ 0.64	$ 0.64	$ 0.64
Return of Capital
Dividends Payable [Line Items]
Distributions, percent	55.60%	64.10%	88.70%
Distributions (in usd per share)	$ 0.36	$ 0.41	$ 0.57
Ordinary Dividend Income
Dividends Payable [Line Items]
Distributions, percent	44.40%	35.90%	11.30%
Distributions (in usd per share)	$ 0.28	$ 0.23	$ 0.07